Equity Method Investments	6 Months Ended
Sep. 30, 2024
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments
11.	Equity method investments
Equity method investments at March 31, 2024 and September 30, 2024 consists of the following:

	Millions of yen
	March 31, 2024	September 30, 2024
Investment in corporate entities	¥1,002,560	¥1,036,469
Investment in real estate joint ventures	124,537	130,937
Investment in partnerships and other investments	186,790	195,055

	¥1,313,887	¥1,362,461